NATURE OF OPERATIONS AND GOING CONCERN (Tables)	6 Months Ended
Jun. 30, 2023
Nature Of Operations And Going Concern
SCHEDULE OF DEFICIT
	June 30, 2023	December 31, 2022
	$	$
Deficit	31,510,082	31,034,345